Suppliers - Summary of Suppliers (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade payables [Line Items]
Total Suppliers	R$ 2,343	R$ 1,940
Energy on spot market - CCEE [member]
Disclosure of trade payables [Line Items]
Total Suppliers	468	168
Charges for use of energy network [member]
Disclosure of trade payables [Line Items]
Total Suppliers	153	78
Energy purchased for resale [member]
Disclosure of trade payables [Line Items]
Total Suppliers	871	677
Supply From Itaipu Binacional [member]
Disclosure of trade payables [Line Items]
Total Suppliers	240	207
Gas Distribution [member]
Disclosure of trade payables [Line Items]
Total Suppliers	187	462
Materials and Service Suppliers [member]
Disclosure of trade payables [Line Items]
Total Suppliers	R$ 424	R$ 348